NIKE SECURITIES L.P.
                      1001 WARRENVILLE ROAD
                      LISLE, ILLINOIS 60532

                        March 2, 2000



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

Attn:  Filing Desk, Stop 1-4


     Re:     Templeton Growth and Treasury Trust, Series 1
            (SEC File No. 33-31084)(CIK No. 0853567)

Ladies/Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent post effective amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act.
post effective Amendment No. 7 which was the most recent post effective Amendment to the Registration Statement, was filed electronically with the Commission on March 1, 2000.

                                    Very truly yours,




                                    NIKE SECURITIES L.P.